Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 136	$ 137	$ 135
Bifurcated embedded derivative liabilities			$ 512
Bifurcated embedded derivative assets	$ 231	$ 141